Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Voting Preferred Stock	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss) Attributable to Progressive	Accumulated Other Comprehensive Income (Loss) Attributable to Progressive Cumulative Effect, Period of Adoption, Adjustment	Serial Preferred Stock	Serial Preferred Stock Series B Preferred Stock
Reclassification of disproportionate tax effects		$ (7.7)
Balance, beginning of year at Dec. 31, 2017				$ 0.0	$ 581.7	$ 1,389.2	$ 6,031.7		$ 1,282.2
Issuance of Serial Preferred Shares, Series B				493.9
Treasury shares purchased					(1.4)	(3.3)	(74.3)
Net restricted equity awards issued/vested					2.9	(2.9)
Amortization of equity-based compensation						76.2
Reinvested dividends on restricted stock units						12.2	(12.2)
Adjustment to carrying amount of redeemable noncontrolling interest		(2.8)				7.6
Net income attributable to Progressive		2,615.3					2,615.3
Cash dividends declared on common shares ($4.90, $2.65, and $2.5140 per share)1	[1]						(1,466.0)
Cash dividends declared on Serial Preferred Shares, Series B ($80.625, $53.75, and $27.024 per share)1	[1]						(13.5)
Other, net							1.1
Attributable to noncontrolling interest		3.3							(0.1)
Other comprehensive income (loss)									(98.5)
Balance, end of year at Dec. 31, 2018		$ 10,821.8		493.9	583.2	1,479.0	8,386.6		(120.9)
Balance, end of year (Accounting Standards Update 2016-01) at Dec. 31, 2018								$ 1,300.2		$ (1,300.2)
Common shares, dividends declared (USD per share)		$ 2.5140
Preferred shares, dividends declared (USD per share)												$ 27.024
Reclassification of disproportionate tax effects | Accounting Standards Update 2018-02							4.3		(4.3)
Preferred shares, authorized (in shares)			5,000,000.0
Preferred shares, issued (in shares)			0
Issuance of Serial Preferred Shares, Series B				0.0
Treasury shares purchased					(1.3)	(3.2)	(86.8)
Net restricted equity awards issued/vested					2.7	(2.7)
Amortization of equity-based compensation						90.1
Reinvested dividends on restricted stock units						10.6	(10.6)
Adjustment to carrying amount of redeemable noncontrolling interest		$ 0.3				(0.4)
Net income attributable to Progressive		3,970.3					3,970.3
Cash dividends declared on common shares ($4.90, $2.65, and $2.5140 per share)1	[1]						(1,548.4)
Cash dividends declared on Serial Preferred Shares, Series B ($80.625, $53.75, and $27.024 per share)1	[1]						(26.8)
Other, net							(4.7)
Attributable to noncontrolling interest		(4.6)							(4.6)
Other comprehensive income (loss)									467.2
Balance, end of year at Dec. 31, 2019		$ 13,673.2		493.9	584.6	1,573.4	10,679.6		341.7
Balance, end of year (Accounting Standards Update 2016-01) at Dec. 31, 2019								0.0		0.0
Common shares, dividends declared (USD per share)		$ 2.65
Preferred shares, dividends declared (USD per share)												53.75
Reclassification of disproportionate tax effects		$ 2.7
Reclassification of disproportionate tax effects | Accounting Standards Update 2018-02							0.0		0.0
Preferred stock, par value												$ 0
Common Shares, par value (USD per share)		$ 1.00
Preferred shares, authorized (in shares)			5,000,000.0								20,000,000.0	500,000
Preferred shares, issued (in shares)			0									500,000
Issuance of Serial Preferred Shares, Series B				0.0
Treasury shares purchased					(1.3)	(3.6)	(106.7)
Net restricted equity awards issued/vested					1.9	(1.9)
Amortization of equity-based compensation						89.4
Reinvested dividends on restricted stock units						18.2	(18.2)
Adjustment to carrying amount of redeemable noncontrolling interest		$ 0.0				(2.6)
Net income attributable to Progressive		5,704.6					5,704.6
Cash dividends declared on common shares ($4.90, $2.65, and $2.5140 per share)1	[1]						(2,865.9)
Cash dividends declared on Serial Preferred Shares, Series B ($80.625, $53.75, and $27.024 per share)1	[1]						(40.2)
Other, net							1.7
Attributable to noncontrolling interest		0.0							2.7
Other comprehensive income (loss)									587.3
Balance, end of year at Dec. 31, 2020		$ 17,038.6		$ 493.9	$ 585.2	$ 1,672.9	13,354.9		931.7
Balance, end of year (Accounting Standards Update 2016-01) at Dec. 31, 2020								$ 0.0		$ 0.0
Common shares, dividends declared (USD per share)		$ 4.90
Preferred shares, dividends declared (USD per share)												$ 80.625
Reclassification of disproportionate tax effects | Accounting Standards Update 2018-02							$ 0.0		$ 0.0
Preferred stock, par value												$ 0
Common Shares, par value (USD per share)		$ 1.00
Preferred shares, authorized (in shares)			5,000,000.0								20,000,000.0	500,000
Preferred shares, issued (in shares)			0									500,000

[1]	See Note 14 – Dividends for further discussion.